Description of Business and Organization	12 Months Ended
Dec. 31, 2021
Description of Business and Organization
Description of Business and Organization

1. Description of Business and Organization

Description of Business

Secoo Holding Limited (“Secoo” or the “Company”) was incorporated in the Cayman Islands on January 4, 2011. Secoo, through its consolidated subsidiaries, variable interest entities and variable interest entities’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in the sale of upscale brand products including handbags, watches, jewelry and other premium lifestyle products through its own internet platforms and offline experience centers. Secoo also offers its website as a marketplace to third party merchants to facilitate their sales of upscale products and services. The Group’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC” or “China”).

Organization

The Group operates its website in the PRC through Beijing Secoo Trading Ltd. (“Beijing Secoo”), a limited liability company established under the laws of the PRC on April 30, 2009, and Beijing Wo Mai Wo Pai Auction Co., Ltd (“Beijing Auction”), a limited liability company established under the laws of the PRC on September 15, 2014. Beijing Secoo holds the necessary PRC operating licenses for the online business, and Beijing Auction holds the necessary PRC operating license for the auction business. The equity interests of Beijing Secoo and Beijing Auction (collectively referred to as the “VIEs”) are legally held by individuals who act as nominee equity holders of the VIEs on behalf of Kutianxia (Beijing) Information Technology Ltd. (“Kutianxia”), the Company’s indirectly wholly-owned subsidiary in the PRC. Beijing Secoo entered into a series of contractual agreements with Kutianxia and its legal shareholders, including Powers of Attorney, an Exclusive Business Cooperation Agreement, Equity Pledge Agreements, Exclusive Option to Purchase Agreements, and an Exclusive Option to Purchase Intellectual Properties Agreement (collectively, the “Beijing Secoo VIE Agreements”). Beijing Auction entered into a series of contractual agreements with Kutianxia and its legal shareholders, including Powers of Attorney, an Exclusive Business Cooperation Agreement, Equity Pledge Agreements, Exclusive Option to Purchase Agreements and Loan Agreements (collectively, the “Beijing Auction VIE Agreements”, and together with the Beijing Secoo VIE Agreements, the “VIE Agreements”).

Pursuant to the VIE Agreements, the Group, through Kutianxia, is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of VIEs, and has an exclusive option to purchase all or part of the equity interests in VIEs when and to the extent permitted by PRC law at the minimum price possible. The Company’s management concluded that Beijing Secoo and Beijing Auction are variable interest entities of the Group and Kutianxia is the primary beneficiary of Beijing Secoo and Beijing Auction. As such, the financial statements of the VIEs are included in the consolidated financial statements of the Company.

The principal terms of the agreements entered into among the VIEs, their nominee equity holders and Kutianxia, the primary beneficiary, are further described below.

●	Powers of Attorney

Kutianxia and each of the shareholders of Beijing Secoo entered into a Powers of Attorney. Pursuant to the Powers of Attorney, the shareholders of Beijing Secoo irrevocably appointed Kutianxia as their attorney-in-fact to exercise all shareholder rights, including, but not limited to, participation in the shareholders’ meeting, appointing or removing directors, executive officers and senior management, disposing of all or part of the shareholder’s equity interests in Beijing Secoo, casting shareholder’s vote on matters requiring shareholders’ approval and doing all other acts in the capacity of shareholder as permitted by Beijing Secoo’s Memorandum and Articles of Association. In addition, Kutianxia has a right to assign its rights and benefits under the Powers of Attorney to any other parties without an advance notice to the shareholders of Beijing Secoo. The Powers of Attorney shall continue in force and be irrevocable as long as the shareholders of Beijing Secoo remain as the registered legal shareholders of Beijing Secoo.

The Powers of Attorney between Kutianxia and the shareholders of Beijing Auction contains the same terms as those described above. The Powers of Attorney will be in effect for as long as the shareholders of Beijing Auction hold any equity interests in Beijing Auction.

1. Description of Business and Organization (Continued)

●	Exclusive Business Cooperation Agreement

Kutianxia and Beijing Secoo entered into an Exclusive Business Cooperation Agreement, whereby Kutianxia is appointed as the exclusive service provider for the provision of business support, technology and consulting services to Beijing Secoo. Unless a written consent is given by Kutianxia, Beijing Secoo is not allowed to engage a third party to provide such services, while Kutianxia is able to designate another party to render such services to Beijing Secoo. Beijing Secoo shall pay Kutianxia on a quarterly basis a service fee, which shall be an amount that is determined by Kutianxia based on the amount of services provided, and the market value for those services, and Kutianxia has the sole discretion to adjust the basis of calculation of the service fee amount according to service provided to Beijing Secoo. Kutianxia owns the exclusive intellectual property rights, whether created by Kutianxia or Beijing Secoo, as a result of the performance of the Exclusive Business Cooperation Agreement. The Exclusive Business Cooperation Agreement has an initial term of ten years and can be indefinitely extended at the sole discretion of Kutianxia. Beijing Secoo is not permitted to terminate the agreement except if Kutianxia commits gross negligence or fraud.

The Exclusive Business Cooperation Agreement between Kutianxia and Beijing Auction contains the same terms as those described above, except that Beijing Auction shall pay Kutianxia a monthly service fee determined at the sole discretion of Kutianxia on the basis of the scope and complexity of the work, the experience of staff personnel and their time spent and the market price of such work. The Exclusive Business Cooperation Agreement will be in effect for an unlimited term, unless terminated in writing by Kutianxia, or the Exclusive Business Cooperation Agreement shall be terminated as of the expiration date of the business term of either Kutianxia or Beijing Auction if the renewal of the business term of the respective companies is not approved by the relevant government authorities. Beijing Auction is not permitted to terminate the Exclusive Business Cooperation Agreement.

●	Equity Pledge Agreement

An Equity Pledge Agreement was entered into by and among Kutianxia, Beijing Secoo and the shareholders of Beijing Secoo. To guarantee payment from Beijing Secoo for services rendered pursuant to the Exclusive Business Cooperation Agreement, the shareholders of Beijing Secoo pledged their respective shares in Beijing Secoo under the Equity Pledge Agreement to Kutianxia as collateral for Beijing Secoo’s service fee payment. In the event Beijing Secoo fails to pay Kutianxia its service fee, Kutianxia will have the right to sell the pledged shares and apply the proceeds received to pay any outstanding service fees due by Beijing Secoo to Kutianxia. The shareholders of Beijing Secoo agree that, during the term of the Equity Pledge Agreement, they will not dispose of the pledged shares or create or allow any encumbrance on the pledged shares, and they also agree that Kutianxia’s rights relating to the equity pledges shall not be prejudiced by any legal actions of the shareholders of Beijing Secoo, their successors or their designees. The equity pledges have been registered with the relevant registration authority and became effective and enforceable since registration. During the term of the Equity Pledge Agreement, Kutianxia is entitled to receive dividends attributable to the pledged Beijing Secoo shares. The Equity Pledge Agreement has a term of ten years which shall be automatically extended corresponding to the extension of the Exclusive Business Cooperation Agreement. The Equity Pledge Agreement shall be terminated as and when the Exclusive Business Cooperation Agreement terminates.

Pursuant to the Equity Pledge Agreement entered into among Kutianxia, Beijing Auction, and the nominee shareholders, the shareholders of Beijing Auction pledge all of their equity interests in Beijing Auction to guarantee their and Beijing Auction’s performance of their obligations under the contractual arrangements including, but not limited to, the Exclusive Business Cooperation Agreement, Exclusive Option to Purchase Agreement, Loan Agreement and Powers of Attorney. If Beijing Auction or its shareholders breach their contractual obligations under these agreements, Kutianxia, as pledgee, will have the right to dispose of the pledged equity interests of Beijing Auction. The shareholders of Beijing Auction agree that, during the term of the Equity Pledge Agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Kutianxia, and they also agree that Kutianxia’s rights relating to the pledged equity interests shall not be prejudiced by the legal actions of the shareholders, their successors or their designees. The shareholders of Beijing Auction shall subscribe for additional equity in Beijing Auction only upon the written consent of Kutianxia and the additional equity shall thereon deemed to be pledged equity interests subject to the terms of the Equity Pledge Agreement. During the term of the Equity Pledge Agreement, Kutianxia has the right to receive all of the dividends and profits distributed on the pledged equity interests.

1. Description of Business and Organization (Continued)

In the event of liquidation of Beijing Auction, any distribution from the liquidation proceeds of Beijing Auction received by the shareholders of Beijing Auction shall be deposited into an account designated by Kutianxia and subject to the supervision of Kutianxia or the funds in the account shall be unconditionally transferred to Kutianxia to the extent permitted by PRC law. The Equity Pledge Agreement became effective and enforceable on the date when the pledge of equity interests were registered with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law and remain effective until Beijing Auction and its shareholders discharge all their obligations under the Equity Pledge Agreement. Kutianxia has a right to terminate the Agreement if Beijing Auction or its shareholders have any material breach of the terms of the Agreement, and may assign its rights and obligations under the Beijing Auction Agreements to any designated parties. Beijing Auction, and its shareholders shall not have any right to terminate the Agreement.

●	Exclusive Option to Purchase Agreement

Each of the shareholders of Beijing Secoo entered into an Exclusive Option to Purchase Agreement with Kutianxia and Beijing Secoo, pursuant to which the shareholders of Beijing Secoo granted Kutianxia or its designated person an irrevocable and exclusive option to purchase, at its discretion and to the extent permitted under the PRC law, all or part of the shareholders’ equity interests in Beijing Secoo at the minimum price that the PRC law permits at the time unless a valuation of the shares is required by the PRC law. Beijing Secoo and its shareholders agree that without the prior written consent of Kutianxia, they will not undertake any acts which may adversely affect the interests and rights of Kutianxia in Beijing Secoo. The shareholders of Beijing Secoo commit that without the prior written consent of Kutianxia, they will not sell, pledge or dispose of their equity interests in Beijing Secoo to any other parties. Beijing Secoo commits that without the prior written consent of Kutianxia, it will not increase or decrease its registered capital, amend its Articles of Association, sell, pledge, dispose of or permit a lien to be created on its assets, commit to any debts or liabilities not arising in the ordinary course of business, grant any loans or credit to any person, enter into any material contracts not in the ordinary course of business, enter into any investments, business acquisitions or combinations, dissolving Beijing Secoo, or distribute dividends to the shareholders. Beijing Secoo and its shareholders shall appoint those individuals recommended by Kutianxia as directors of the company. Beijing Secoo shall provide operating and financial information to Kutianxia at the request of Kutianxia and ensure the continuance of the business. The Exclusive Option to Purchase Agreement has an initial term of ten years and can be extended indefinitely at the discretion of Kutianxia.

The Exclusive Option to Purchase Agreement entered into among Kutianxia, Beijing Auction and its nominee shareholders contains the same terms as those described above, except that the purchase price for the equity interests shall equal the amount that the shareholders contributed to Beijing Auction as its registered capital or a pro-rata amount if only portion of the equity interests is purchased, or the minimum price permitted by applicable PRC law, whichever is higher. The Exclusive Option to Purchase Agreement will remain effective until all equity interests in Beijing Auction held by its shareholders are transferred or assigned to Kutianxia or its designees. The shareholders of Beijing Auction shall not have any right to terminate the Exclusive Option to Purchase Agreement.

●	Exclusive Option to Purchase Intellectual Properties Agreement

Kutianxia and Beijing Secoo entered into an Exclusive Option to Purchase Intellectual Properties Agreement, pursuant to which Beijing Secoo granted to Kutianxia or its designees an exclusive and irrevocable right to purchase, to the extent permitted by the PRC law, a list of specified intellectual properties at any time Kutianxia would desire. The intellectual properties comprise domain names, copyright of the design or content of the websites, trademarks owned by Beijing Secoo and all intellectual properties purchased or developed by Beijing Secoo during the term of the Exclusive Option to Purchase Intellectual Properties Agreement, including but not limited to trademarks, trademark applications, patents, patent applications, software copyright, domain names, websites and technology knowhow. The Exclusive Option to Purchase Intellectual Properties Agreement has a term of ten years and is renewable at the option of Kutianxia for another ten years.

1. Description of Business and Organization (Continued)

●	Loan Agreements

Loan Agreements were entered into between Kutianxia and each of the shareholders of Beijing Auction. Under these Loan Agreements, Kutianxia made interest-free loans in an aggregate amount of RMB1 million to the shareholders of Beijing Auction exclusively for the purpose of the initial capitalization and the subsequent financial needs of Beijing Auction. The loans shall be repaid in full if the shareholders of Beijing Auction cease to be employees of Kutianxia, Beijing Auction or their affiliates; and can only be repaid with the proceeds derived from the sale of all of the equity interests in Beijing Auction to Kutianxia or its designated representatives pursuant to the Exclusive Option to Purchase Agreements. The term of the loans is ten years from the date of the Loan Agreements and may be extended upon mutual written consent of Kutianxia and the shareholders of Beijing Auction.

The revenue producing assets that are held by the VIEs primarily comprise of network equipment, purchased software and the website. Substantially all of such assets are recognized in the Company’s consolidated financial statements, except for certain internally developed software, which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria. The VIEs also have assembled work force for sales, marketing and operations.

Risks in relation to the VIE structure

In the opinion of the Company’s management, the contractual arrangements have resulted in Kutianxia having the power to direct activities that most significantly impact the VIEs and the VIEs’ subsidiaries, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs and the VIEs’ subsidiaries at its discretion. Kutianxia considers that it has the right to receive all the benefits and assets of the VIEs and the VIEs’ subsidiaries. As the VIEs and the VIEs’ subsidiaries were established as limited liability companies under the PRC law, their creditors do not have recourse to the general credit of Kutianxia for the liabilities of the VIEs and VIEs’ subsidiaries, and Kutianxia does not have the obligation to assume the liabilities of the VIEs and VIEs’ subsidiaries.

The Company is a Cayman Islands holding company with no equity ownership in its VIEs and the Company conduct its operations in China primarily through its PRC subsidiaries, its VIEs and their subsidiaries. The Company has maintained contractual arrangements with its VIEs. Investors in its Class A ordinary shares or the ADSs thus are not purchasing equity interest in its VIEs in China but instead are purchasing equity interest in a Cayman Islands holding company. If the PRC government deems that the Company’s contractual arrangements with its VIEs do not comply with PRC regulatory restrictions on foreign investment in the relevant industries, or if these regulations or the interpretation of existing regulations change or are interpreted differently in the future, the Company could be subject to severe penalties or be forced to relinquish its interests in those operations. The Company may not be able to repay the notes and other indebtedness, and its shares may decline in value or become worthless, if the Company is unable to assert its contractual control rights over the assets of its VIEs, which contribute to 91.7%, 86.3% and 85.0% of its revenues in 2019, 2020 and 2021, respectively. Its holding company in the Cayman Islands, its VIEs, and investors of the Company face uncertainty about potential future actions by the PRC government that could affect the enforceability of the contractual arrangements with its VIEs and, consequently, significantly affect the financial performance of its VIEs and the Company as a whole.

1. Description of Business and Organization (Continued)

The Group has determined that the VIE agreements are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the VIE Agreements; and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Group’s ability to control the VIEs and the VIEs’ subsidiaries also depends on the rights provided to Kutianxia under the Powers of Attorney to vote on all matters requiring shareholders’ approval in the respective VIEs. As noted above, the Group believes these Powers of Attorney are legally enforceable but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between Kutianxia, the VIEs and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of the above restrictions or actions may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs and the VIEs’ subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs and the VIEs’ subsidiaries. The Group believes the likelihood to lose the Group’s current ownership structure or the contractual arrangements with the VIEs and the VIEs’ subsidiaries is remote based on the current facts and circumstances.

The equity interests of VIEs are legally held by Mr. Richard Rixue Li and Ms. Zhaohui Huang as nominee equity holders on behalf of the Group. Mr. Richard Rixue Li is also director of the Group. Mr. Richard Rixue Li and Ms. Zhaohui Huang each holds 82.0% and 0.2% of the total voting rights of the Company as of December 31, 2021, respectively, assuming the exercise of all outstanding options held by Mr. Richard Rixue Li and Ms. Zhaohui Huang as of such date. The Group cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Group or such conflicts will be resolved in the Group’s favor. Currently, the Group does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Group, except that Kutianxia could exercise the purchase option under the exclusive option agreement with the nominee equity holders to request them to transfer all of their equity ownership in VIEs to a PRC entity or individual designated by the Group. The Group relies on the nominee equity holders, who are both the Group’s directors and who owe a fiduciary duty to the Group, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of the Group and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Group and the nominee equity holders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of the Group’s business and subject the Group to substantial uncertainty as to the outcome of any such legal proceedings.

There is no VIE in which the Group has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Group to provide additional financial support to the VIEs.

1. Description of Business and Organization (Continued)

The following consolidated assets and liabilities information of the Group’s VIEs and VIEs’ subsidiaries as of December 31, 2020 and 2021, and consolidated operating results and cash flows information for the years ended December 31, 2019, 2020 and 2021, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	604,154	152,871
Restricted cash	1,002	14,211
Accounts receivable, net	97,209	6,467
Inventories	3,207,836	2,938,953
Advances to suppliers	312,907	291,892
Prepayments and other current assets	432,970	568,375
Total current assets	4,656,078	3,972,769
Property and equipment, net	50,650	25,269
Restricted cash	3,846	597
Investments in equity investees	16,556	12,538
Deferred tax assets	57,102	222,545
Goodwill	807	807
Operating lease right-of-use assets	102,188	19,284
Other non-current assets	8,600	1,506
Total non-current assets	239,749	282,546
Total assets	4,895,827	4,255,315
Short-term borrowings and current portion of long-term borrowings	191,289	32,941
Accounts payable	174,583	239,404
Amount due to intercompany	3,272,486	3,555,674
Amount due to related parties	62	—
Advances from customers	55,002	183,858
Income tax payable	66,813	32,561
Accrued expenses and other current liabilities	623,632	523,599
Deferred revenue	221,595	20,186
Operating lease liabilities	36,919	12,558
Total current liabilities	4,642,381	4,600,781
Operating lease liabilities	69,006	7,539
Total non-current liabilities	69,006	7,539
Total liabilities	4,711,387	4,608,320

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenues	6,277,535	5,195,430	2,662,614
Net income (loss)	182,443	(50,327)	(525,174)
Net cash provided by (used in) operating activities	290,615	(900,928)	(29,233)
Net cash used in investing activities	(51,679)	(39)	(5,582)
Net cash provided by (used in) financing activities	54,452	670,256	(406,518)
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	—	—	10
Net increase (decrease) in cash, cash equivalents and restricted cash	293,388	(230,711)	(441,323)
Cash, cash equivalents and restricted cash at the beginning of the year	546,325	839,713	609,002
Cash, cash equivalents and restricted cash at the end of the year	839,713	609,002	167,679